Other Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of other intangible assets
Gross Carrying Amount	$ 1,666	$ 1,668
Accumulated Amortization	(673)	(519)
Net Carrying Amount	993	1,149
Other Contracts [Member]
Components of other intangible assets
Gross Carrying Amount	428	445
Accumulated Amortization	(147)	(112)
Net Carrying Amount	281	333
Customer Relationships [Member]
Components of other intangible assets
Gross Carrying Amount	1,238	1,223
Accumulated Amortization	(526)	(407)
Net Carrying Amount	$ 712	$ 816